Summary of Significant Accounting Policies - Schedule of Anti-dilutive Basic and Diluted Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Earnings Per Share	261,327,991	215,621,598	422,465,878	7,863,219
Stock Options [Member]
Antidilutive Earnings Per Share	24,942,045	466,672	11,751,592	377,277
Warrants [Member]
Antidilutive Earnings Per Share	100,000,000	69,714,754		1,873,684
Convertible Notes [Member]
Antidilutive Earnings Per Share		144,106,172	260,714,286	4,278,258
Series A Preferred Stock [Member]
Antidilutive Earnings Per Share	150,000,000	1,334,000	150,000,000	1,334,000